Offerings	Sep. 17, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	15,730,000
Proposed Maximum Offering Price per Unit | $ / shares	77.8
Maximum Aggregate Offering Price	$ 1,223,794,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 187,363
Offering Note
(1)
This registration statement covers the issuance of 12,030,000 shares of common stock, par value $0.10 per share (the “Common Stock”) of Best Buy Co., Inc. (the “Company”), issuable pursuant to the Best Buy Co., Inc. 2020 Omnibus Incentive Plan, as amended (the “2020 Plan”).  Also includes 3,700,000 shares of Common Stock subject to outstanding awards that have been forfeited or cancelled from the Best Buy Co., Inc. 2014 Omnibus Incentive Plan, as amended. These shares are available for reissuance under the 2020 Plan.  Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Company’s receipt of consideration which would increase the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance pursuant to the 2020 Omnibus Incentive Plan, as amended, are based on $77.80 per share, the average of the high and the low price of the Common Stock as reported on the Nasdaq Global Market on September 11, 2025.

Offering: 2
Offering:
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655
Offering Note
(3)
This registration statement also covers the issuance of $50,000,000 of deferred compensation obligations issuable pursuant to the Best Buy Co., Inc. Sixth Amended and Restated Deferred Compensation Plan.  The Obligations are unsecured obligations of the Company to pay deferred compensation in the future in accordance with the terms of the Sixth Amended and Restated Deferred Compensation Plan.